Average Annual Total Returns - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2022
Fidelity SAI Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.35%
Since Inception	2.79%
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.35%
Since Inception	2.79%
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.41%
Since Inception	2.51%
LB015
Average Annual Return:
Past 1 year	1.52%
Since Inception	3.51%	[1]

[1]	A From July 11, 2019